SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Operating Lease Commitments
Operating lease liability as at December 31, 2018	$3,657,296
Effect of discounting at incremental borrowing rate	(2,282,496)
Lease liability recognized as of January 1, 2019	$1,374,800